Deferred Charges	6 Months Ended
Jun. 30, 2012
Deferred Charges Disclosure [Abstract]:
Deferred Charges [Text Block]

8. Deferred Charges:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2011	11,923	20,718	32,641
Additions	457	4,069	4,526
Amortization	(526)	(3,936)	(4,462)
Write-off	(14)	(531)	(545)
Balance, June 30, 2012	11,840	20,320	32,160

Financing costs represent fees paid to the lenders for the conclusion of the bank loans discussed in Note 9. The amortization of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income and the amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.
During the six month periods ended June 30, 2011 and 2012, eight vessels and two vessels, respectively, underwent their special survey.